Document And Entity Information	12 Months Ended
Oct. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Keysight Technologies, Inc.
Entity Central Index Key	0001601046
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2018
Entity Emerging Growth Company	false